Performance Management - Horizon Multi-Factor Small/Mid Cap Fund	Jul. 08, 2025
Prospectus [Line Items]
Performance Table Heading	Multi-Factor Small/Mid Cap Fund Average Annual Total Returns
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the S&P 1000 Total Return Index to the S&P 500 Total Return Index.
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Multi-Factor Small/Mid Cap Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Multi-Factor Small/Mid Cap Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The S&P 1000® Total Return Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark. Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Multi-Factor Small/Mid Cap Fund during the periods shown.